Post-employment Benefits (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Contributions of all active employees	R$ 72,353	R$ 64,883	R$ 67,515
Variable Income [Member]
IfrsStatementLineItems [Line Items]
Legal limit	70.00%